SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of finite lived intangible assets

Doctor agreements	10	years
Noncompete agreements	2	years

Schedule of estimated useful lives of property and equipment

Medical equipment	2.5	years
Computer equipment	2.0	years
Furniture and fixtures	4.0	years